Commitments and Contingencies (Details)										1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 27, 2023 shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 05, 2022 shares	May 06, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 shares	Mar. 01, 2020 $ / shares shares	Sep. 03, 2014 USD ($) shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 USD ($)	Sep. 30, 2014 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) m²	Jun. 21, 2022 USD ($)
Other Commitments [Line Items]
Contractual obligation													$ 449,067	$ 483,167
Maximum payment for commitment milestones													13,200,000	13,200,000
Sub license milestones payments on covered products													$ 200,000
Employee Retention Credit, CARES ACT														$ 120,771
Percentage of sub license income on royalties													15.00%	15.00%
Office space in square feet | m²														6,200
Lease rent per month															$ 11,367
Fair value of shares issued in connection with asset purchase														$ 50,000
Issuance of common stock | shares	3	321	105	229	401	3	337
For Period Till November 2023 [Member]
Other Commitments [Line Items]
Lease rent per month														11,367
From Period Till November 2024 [Member]
Other Commitments [Line Items]
Lease rent per month															$ 11,625
Research and Development Arrangement [Member]
Other Commitments [Line Items]
Contractual obligation													$ 230,000	$ 230,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Cash paid to acquire intangible asset									$ 275,000			$ 275,000
Issuance of shares for assets (in shares) | shares									12,328			771
Fair value of shares issued in connection with asset purchase									$ 3,750,000			$ 3,750,000
Issuance of common stock | shares								8,151		130,413
Effective price per share (in dollars per share) | $ / shares								$ 614.40		$ 38.40
Ownership of company outstanding													19.90%	19.90%
Minimum
Other Commitments [Line Items]
Percentage for royalties													2.00%	2.00%
Percentage of global net sales royalties on covered products													1.50%	1.50%
Authorized shares to be issued											$ 334
Maximum
Other Commitments [Line Items]
Percentage for royalties													3.00%	3.00%
Percentage of global net sales royalties on covered products													2.50%	2.50%
Authorized shares to be issued											$ 33,334
Maximum | Asset Purchase Agreement [Member] | Scenario, Plan [Member]
Other Commitments [Line Items]
Contingent consideration													$ 5,000,000	$ 5,000,000